Cash, cash equivalents and restricted cash - Summary of cash, cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,436,032	$ 1,627,181	$ 1,153,922
Restricted cash	176,203	198,285	163,065
Total cash, cash equivalents and restricted cash	$ 1,612,235	$ 1,825,466	$ 1,316,987	$ 1,756,770